Rights-to-Use Lease Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Rights-to-use Lease Assets Net
Schedule of Rights-to-Use Lease Assets

Rights-to-use lease assets, net consisted of the following:

	December 31,	December 31,
	2020	2019
Leased properties under operating lease	$1,292,677	1,210,493
Less: accumulated amortization	(541,255)	(275,738)
Right-to-use asset, net	$751,422	934,755

Schedule of Future Lease Commitments
Future lease commitments

2021	$304,432
2022	$311,192
2023	$259,175
Total Lease Payments	$874,799
Less: imputed interest	$(56,772)
Less: prepayments	$-
Present value of lease liabilities	$818,027
Current portion of obligations under operating leases	$272,148
Obligations under operating leases, non-current	$545,879

Schedule of Estimated Amortization Expenses	The estimated amortization expenses for each of the five succeeding years is as follows:
Year ending December 31,	Amortization expense
2021	$258,747
2022	271,707
2023	220,968
Total	$751,422